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                                              Rule 497(d)
                                              Reg. No. 33-57473



                       National Municipal Trust Series 174


                            Supplement to Prospectus
                             dated October 20, 2003

     Prudential   Investments   LLC,  as  successor  to  Prudential   Securities
Incorporated, has become portfolio supervisor for the Trust.